Net Loss Per Share (Details) - Schedule of basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Numerator:
Net loss for basic and diluted loss per share	$ (22,224)	$ (20,948)
Denominator:
Weighted average shares - for basic net loss per share	67,583	65,721
Net loss per share
Basic	$ (0.33)	$ (0.32)